Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 22, 2015
Registrant Name	dei_EntityRegistrantName	Two Roads Shared Trust
Central Index Key	dei_EntityCentralIndexKey	0001552947
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	trst
Document Creation Date	dei_DocumentCreationDate	Oct. 22, 2015
Document Effective Date	dei_DocumentEffectiveDate	Oct. 22, 2015
Prospectus Date	rr_ProspectusDate	Oct. 22, 2015
Conductor Global Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Supplement [Text Block]	trst_SupplementTextBlock

CONDUCTOR GLOBAL FUND

Class A RAALX

Class C RACLX

Class I RAILX

A Series of Two Roads Shared Trust

Supplement dated October 22, 2015 to the Prospectus dated March 2, 2015

__________________________________________

Effective December 21, 2015, the Conductor Global Fund (the “Fund”) will be renamed the “Conductor Global Equity Value Fund.” Corresponding changes will be made to the Fund’s principal investment strategies and principal risks as follows:

• The Fund will adopt an investment policy to normally invest at least 80% of its assets in equity securities or investments that are economically tied to equity securities (the “80% Policy”).

• The Fund’s investment in shares of other investment companies, including exchange-traded funds (“ETFs”), and derivative instruments will be counted toward the 80% Policy to the extent such investments have economic characteristics similar to equity securities.

• The 80% Policy may be changed by the Fund’s Board of Trustees on 60 days’ prior written notice to shareholders.

• The Fund will add “Investment Companies and ETFs” as a principal risk factor of investing in the Fund.

________________________

This Supplement and the existing Prospectus and Statement of Additional Information (“SAI”), each dated March 2, 2015, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the SAI have been filed with the U.S Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-844-GO-RAILX (1-844-467-2459).

Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Conductor Global Fund (the “Fund”) seeks to provide long-term risk-adjusted total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and the section entitled How to Purchase Shares in this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 99%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Conductor Global Fund (the “Fund”) seeks to achieve its investment objective by investing under normal circumstances in a portfolio of equity securities of companies that are believed to exhibit strong fundamental attributes. The Fund’s investment adviser, IronHorse Capital LLC (“IronHorse” or the “Adviser”), develops the composition of the Fund’s portfolio using technical, fundamental and quantitative analysis to select equity securities that meet specific value-oriented criteria.

The Adviser employs a fundamentals-based quantitative factor model to attempt to identify investments that are undervalued by the market in comparison to the Adviser’s assessment of the investments’ intrinsic value. The model relies upon fundamental metrics which include, but are not limited to: cash flow generation, profitability and balance sheet metrics. Once investment opportunities meeting these fundamental criteria are identified, the Adviser employs a technical model to measure relative price trends. The technical model evaluates the momentum, pricing behavior and chart patterns of each security to trigger buy and sell decisions. No individual securities will be purchased unless all specific fundamental and technical criteria are satisfied. The Adviser will generally sell an investment whose price the Adviser believes is no longer undervalued by the market in comparison to the Adviser’s assessment of the investments’ intrinsic value, as a result of a material change in the business of the issuer or a material appreciation in the price of the security, or if the Adviser believes that a more attractive investment opportunity becomes available.

The Fund seeks to invest under normal circumstances in equity securities that are economically tied to at least three countries (one of which may be the United States). Equity securities in which the Fund may invest include common stocks and equity-equivalent securities or derivatives whose values are based on common stocks, such as options (stock or stock index), futures contracts (stock or stock index) and index swaps. The Fund may invest without limit in U.S. and non-U.S. dollar-denominated securities of U.S. and foreign (non-U.S.) issuers. The Fund may invest in common stocks of large-cap companies, as well as small and mid-cap companies. The Adviser typically purchases stocks on host exchanges of a company’s respective country of domicile, allowing the Fund to benefit from pure currency diversification.

The Fund prioritizes managing risk exposures. When the Adviser’s macro analysis indicates that market risks have risen, the Fund may employ hedges such as cash, exchange-traded funds (“ETFs”), or simple index options to preserve portfolio returns. If employed, index derivatives will represent only a portion of the Fund’s expected investments. The Fund may also engage in short sales of equity index ETFs and similar instruments to manage risk. The Fund may engage in active trading of portfolio securities to achieve its investment goal.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (“1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance.

• Active Trading Risk. A higher portfolio turnover due to active and frequent trading may result in higher transactional and brokerage costs.

• Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to make timely payments to meet its contractual obligations.

• Currency Risk. The risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

• Derivatives Risk. The derivative instruments in which the Fund may invest, either directly or through an underlying fund, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

• Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

• Foreign (Non-U.S.) Investment Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

• Hedging Transactions Risk. The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged.

Because the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Management Risk. The risk that investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

• Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Model Risk. The Fund will use model-based strategies that may result in a decline in the value of the Fund’s shares. In addition, the model may not adequately take into account certain factors, the data used in the model may be inaccurate, or the computer programming used to create the model might contain one or more errors.

• Non-Diversification Risk. A non-diversified fund’s greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer.

• Short Selling Risk. The risk on a short sale is the risk of loss if the value of a security sold short increases prior to the delivery date, since the Fund must pay more for the security than it received from the purchaser in the short sale. Therefore, the risk of loss may be unlimited.

• Small-Cap and Mid-Cap Risk. The risk that the value of securities issued by small-capitalization and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

• Value Investing Risk. Value investing attempts to identify securities selling at a discount in comparison to the Adviser’s assessments of their intrinsic value. Such securities may not increase in price as anticipated by the Adviser, and may even decline further in value if other investors fail to recognize the issuer’s value or if the events or factors that the Adviser believes will increase a security’s market value do not occur.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund’s greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Class I shares over time to the performance of a broad-based market index. You should be aware of the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.conductorfunds.com or by calling 1-844-GO-RAILX (1-844-467-2459).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-GO-RAILX (1-844-467-2459)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.conductorfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware of the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart for the Calendar Year Ended December 31:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	06/30/2014	1.09%
Lowest Quarter:	09/30/2014	-3.74%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.74%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the year ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown for Class I shares only, were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Class I shares only, were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Conductor Global Fund | MSCI World Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.50%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.89%	[1]
Conductor Global Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RAALX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.56%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.23%	[2]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	788
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,829
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,280
Conductor Global Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RACLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.31%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.98%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 301
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	988
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,698
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,581
Conductor Global Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RAILX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.31%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.98%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 201
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	690
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,205
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,620
Annual Return 2014	rr_AnnualReturn2014	(1.99%)
1 Year	rr_AverageAnnualReturnYear01	(1.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.58%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2013
Conductor Global Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.58%)
Conductor Global Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.21%)

[1]	The MSCI World Total Return Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indexes. Investors cannot invest directly in an index or benchmark.
[2]	The Fund's adviser has contractually agreed to reduce the Fund's fees and/or absorb expenses of the Fund until at least March 1, 2016 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2. 18%, 2.93% and 1.93% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. This agreement may be terminated by the Fund's Board of Trustees on 60 days' written notice to the adviser . These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.
[3]	The Fund commenced operations on December 27, 2013.